Investment Objectives and Goals	Oct. 31, 2025
Old Westbury All Cap Core Fund | Old Westbury All Cap Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	Old Westbury All Cap Core Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund’s goal is to seek long-term capital appreciation.
Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund
Prospectus [Line Items]
Risk/Return [Heading]	Old Westbury Large Cap Strategies Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund’s goal is to seek long-term capital appreciation.
Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund
Prospectus [Line Items]
Risk/Return [Heading]	Old Westbury Small & Mid Cap Strategies Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund’s goal is to seek long-term capital appreciation.
Old Westbury Total Equity Fund | Old Westbury Total Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Old Westbury Total Equity Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund’s goal is to seek long-term capital appreciation.
Old Westbury Credit Income Fund | Old Westbury Credit Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Old Westbury Credit Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund’s primary investment objective is income.
Objective, Secondary [Text Block]	Capital appreciation is a secondary objective.
Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Old Westbury Fixed Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund’s goal is to seek total return (consisting of current income and capital appreciation).
Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Old Westbury Short-Term Bond Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund’s primary investment objective is income.
Objective, Secondary [Text Block]	Capital appreciation is a secondary objective.
Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Old Westbury Municipal Bond Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund’s goal is to seek total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).
Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Old Westbury California Municipal Bond Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund’s goal is to seek total return (consisting of current income that is exempt from regular federal and California income tax and capital appreciation).
Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Old Westbury New York Municipal Bond Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund’s goal is to seek total return (consisting of current income that is exempt from regular federal and New York income tax and capital appreciation).